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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       September 30, 2002

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ]   is a restatement.
                                        [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Hocky Management Company, LLC
Address:      100 South Bedford Road, Suite 110
              Mt. Kisco, NY  10549

Form 13F File Number:  28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sachs
Title:   Managing Member
Phone:   (914) 244-4100

Signature, Place, and Date of Signing:
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
           /s/ David Sachs              Mt. Kisco, New York     October 23, 2002
------------------------------------    -------------------     --------------
             [Signature]                    [City, State]           [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


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Report Summary:
Number of Other Included Managers:                                      0
                                                                  -------

Form 13F Information Table Entry Total:                                28
                                                                  -------

Form 13F Information Table Value Total:                           $64,598
                                                                  -------
                                                                  (thousands)
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List of Other Included Managers:

None
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                             FORM 13F - INFORMATION TABLE - HOCKY MANAGEMENT CO. LLC (6/30/02)

                                                          MARKET  SHARES/               INVESTMENT
                                                          VALUE     PRN   SH/PRN  PUT   MANAGERS
NAME OF ISSUER               TITLE OF CLASS   CUSIP      * 1000     AMT           /CALL SOLE DISCRETION        SHARED         NONE

ABERCROMBIE & FITCH CO       CL A             002896207    3242   164800    SH             SOLE                 158200          6600
AMERIPATH INC                COMMON STOCK     03071D109     708    47500    SH             SOLE                  46200          1300
APTARGROUP INC               COMMON STOCK     038336103    4278   159200    SH             SOLE                 153100          6100
BRISTOL MYERS SQUIBB CO      COMMON STOCK     110122108    3035   127500    SH             SOLE                 122300          5200
CASUAL MALE RETAIL GROUP INC COMMON STOCK     148711104     211    52211    SH             SOLE                  50135          2076
CRANE CO                     COMMON STOCK     224399105    1421    71900    SH             SOLE                  69100          2800
DST SYS INC DEL              COMMON STOCK     233326107    4105   139300    SH             SOLE                 133900          5400
DUN & BRADSTREET CORP        COMMON STOCK     26483E100    1801    53600    SH             SOLE                  51000          2600
FLEETBOSTON FINL CORP        COMMON STOCK     339030108    2084   102500    SH             SOLE                  98200          4300
FOOT LOCKER INC              COMMON STOCK     344849104    3573   357700    SH             SOLE                 342400         15300
GERBER SCIENTIFIC INC        COMMON STOCK     373730100     289    75000    SH             SOLE                  72000          3000
HCA INC                      COMMON STOCK     404119109    4713    99000    SH             SOLE                  93600          5400
KROGER CO                    COMMON STOCK     501044101    1904   135000    SH             SOLE                 135000
LIBERTE INVS INC DEL         COMMON STOCK     530154103    3078   763700    SH             SOLE                 730500         33200
LIBERTY MEDIA CORP SER A NEW COMMON STOCK     530718105    1969   274300    SH             SOLE                 264000         10300
METHODE ELECTRS INC          CL A             591520200     512    55800    SH             SOLE                  52700          3100
MODEM MEDIA INC              CL A             607533106     928   421600    SH             SOLE                 402300         19300
MOORE LTD                    COMMON STOCK     615785102    3312   338000    SH             SOLE                 323900         14100
OMNICARE INC                 COM STOCK NEW    681904108    2851   135000    SH             SOLE                 129500          5500
PFIZER INC                   COMMON STOCK     717081103    3990   137500    SH             SOLE                 131700          5800
PRICELINE COM INC            COMMON STOCK     741503106     204   140000    SH             SOLE                 134400          5600
REGIS CORP MINN              COMMON STOCK     758932107    4478   158300    SH             SOLE                 149800          8500
RESTORATION HARDWARE INC DEL COMMON STOCK     760981100    1123   249500    SH             SOLE                 239900          9600
ST PAUL COMPANIES INC        COMMON STOCK     792860108    4308   150000    SH             SOLE                 145400          4600
SMARTFORCE PUB LTD CO        COMMON STOCK     83170A206     919   278600    SH             SOLE                 267800         10800
TRIAD HOSPITALS  INC         COMMON STOCK     89579K109    3924   103400    SH             SOLE                  98500          4900
TYCO INTL LTD NEW            ZERO COUPON BOND 902124AC0    1300  2000000    SH             SOLE                1900000        100000
SEALED AIR CORP NEW          CALL             81211K100     338    20000    SH    CALL     SOLE                  19200           800

                                                          64598                      No. of Other Managers  0

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